LONG-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Feb. 28, 2019	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	May 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) director	Dec. 31, 2023 USD ($) director	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 28, 2023	Oct. 31, 2022 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017 USD ($)
LONG-TERM INVESTMENTS
Disposal gain						¥ 37,498	$ 5,281	¥ 0	¥ 0
Long-term investments pledged to secure other borrowings						¥ 189,676		¥ 179,231	¥ 167,044	$ 26,715
Investment redeemed				¥ 11,949
SH MZJH
LONG-TERM INVESTMENTS
Capital contributed														¥ 34,540
Beijing Proton Medical Center Co Ltd [Member]
LONG-TERM INVESTMENTS
Equity interest in equity method investment											54.01%
Suzhou Shengshan
LONG-TERM INVESTMENTS
Equity interest in equity method investment						5.15%		5.15%		5.15%			5.15%	5.15%	5.41%	8.13%
Capital contributed | $																$ 10,000
Proceeds from Dividends Received						¥ 4,022	$ 566
Shanghai Xinhe
LONG-TERM INVESTMENTS
Equity interest in equity method investment					99.99%	72.73%		99.99%		72.73%
Consideration amount						¥ 60,000				$ 8,451
Percentage of shares as consideration					2.05%
Carrying value of shares issued					¥ 45,115
Shanghai Changshengshu | SH MZJH
LONG-TERM INVESTMENTS
Equity interest in equity method investment												20.00%
Consideration amount												¥ 2,000
Guangzhou Yicheng
LONG-TERM INVESTMENTS
Equity interest in equity method investment						30.00%		30.00%		30.00%
Guangzhou Yicheng | GCMTIC
LONG-TERM INVESTMENTS
Equity interest in equity method investment								30.00%
Consideration amount								¥ 300
Zhejiang Marine Leasing Ltd
LONG-TERM INVESTMENTS
Equity interest in equity method investment						20.00%		20.00%		20.00%
Proceeds from Dividends Received		¥ 8,000	$ 1,127
China Medical Services Holdings Limited ("CMS Holdings") | Zhejiang Marine
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%
Equity method investment legal interest percentage	20.00%
Guangdong Hengjian | Aohua Technology
LONG-TERM INVESTMENTS
Equity interest in equity method investment						14.20%		14.20%		14.20%
Consideration amount						¥ 86,649		¥ 86,649
Number of directors entitled to delegate in the board | director						2	2
Number of total directors | director						5	5